Plant and equipment, net - Additional Information (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Plant and equipment, net
Impairment of long-lived assets	$ 4,530,587
Number of Cryptocurrency mining equipment stored at mining facility	4,250
Cryptocurrency mining equipment
Plant and equipment, net
Depreciation	$ 900,938	$ 2,391,582